Business, Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended																	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Computer Software, Intangible Asset [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Other Capitalized Property Plant and Equipment [Member]	Dec. 31, 2013 Minimum [Member] Leasehold Improvements [Member]	Dec. 31, 2013 Minimum [Member] VODA and VOCRA [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Other Capitalized Property Plant and Equipment [Member]	Dec. 31, 2013 Maximum [Member] Leasehold Improvements [Member]	Dec. 31, 2013 Maximum [Member] VODA and VOCRA [Member]	Dec. 31, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Jan. 02, 2014 Parent Company [Member] Subsequent Event [Member]	Dec. 31, 2013 Parent Company [Member] Affiliated Entity [Member]	Mar. 31, 2014 Parent Company [Member] Affiliated Entity [Member] Subsequent Event [Member]	Jan. 02, 2014 Parent Company [Member] Affiliated Entity [Member] Subsequent Event [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of segments	2
Related Party Transaction [Line Items]
Premiums, reinsurance and other receivables	$ 20,609	$ 21,927															$ 7,195	$ 7,003						$ 545
Other Liabilities	6,776	6,547															852	824						97
Estimated fair value of invested assets transferred to affiliates														874	0	0						739	448
Invested assets on deposit	56	58																			6,300
Estimated fair value of invested assets transferred from affiliates														834	0	33						751
Cash and Cash Equivalents, at Carrying Value	746	895	745	1,928													417	553	379	1,364		12
Property, Equipment, Leasehold Improvements and Computer Software [Abstract]
Cost basis of computer software	200	185
Accumulated amortization of computer software	97	92
Amortization expense related to computer software	$ 5	$ 10	$ 17
Real Estate Held-for-investment And Accumulated Depreciation [Line Items]
Real Estate Held-for-investment And Accumulated Depreciation Life Used For Depreciation						20 years				55 years
Finite-Lived Intangible Assets [Line Items]
Amortization period					4 years				10 years				30 years
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life							3 years	5 years			7 years	10 years